Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	Jun. 30, 2020	Nov. 30, 2016
2014 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	$ 217
2011 to 2013 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 808